Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)
Net operating loss carryforward	$ 1,132,304	$ 1,061,581
Net operating loss carryforward Expiry date	20 years
Description of income tax	20 years for federal income and state tax purposes.
Valuation allowances	100.00%